Walthausen Small Cap Value Fund
Investment Objective
The Walthausen Small Cap Value Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Walthausen Small Cap Value Fund
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or less	2.00%
IRA Custodian Fee (using the Fund's custodian)	8.00
Wire Redemption Fee	20.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Walthausen Small Cap Value Fund
Management Fees	1.00%
Distribution 12b-1 Fees	none
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.25%

Expense Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Walthausen Small Cap Value Fund	127	397	686	1,511

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.87% of the average value of its portfolio.
The Principal Investment Strategy of the Fund
The Fund invests primarily in common stocks of small capitalization companies that the Advisor believes have the potential for capital appreciation. Small capitalization companies are defined as those with market capitalizations of $2 billion or less at the time of purchase. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of small capitalization companies, as defined above.
The Principal Risks of Investing in the Fund

Risks of Small Capitalization Companies

The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies and small capitalization companies may experience higher failure rates than do larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor's strategy may fail to produce the intended results.

Performance
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.walthausenfunds.com or by calling 1-888-925-8428. The bar chart shows calendar year total returns for the Fund for each full year since its inception.

The year-to-date return as of March 31, 2014 was 0.37%. Best Quarter (September 30, 2009) +29.66% Worst Quarter (September 30, 2011) -21.59%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/13
Average Annual Total Returns	1 Year	5 Years	Since Inception
Walthausen Small Cap Value Fund	35.23%	27.69%	18.28%	[1]
Walthausen Small Cap Value Fund Return After Taxes on Distributions	33.32%	27.09%	17.81%	[1]
Walthausen Small Cap Value Fund Return After Taxes on Distributions and Sale of Fund Shares	20.76%	22.99%	15.00%	[1]
Walthausen Small Cap Value Fund -Comparison Index- Russell 2000 Value Index (does not reflect deductions for fees, expenses or taxes)	34.52%	17.64%	9.05%	[1]
[1]	The Walthausen Small Cap Value Fund's Inception Date is February 1, 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Walthausen Select Value Fund
Investment Objective
The Walthausen Select Value Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Walthausen Select Value Fund	Institutional Class	Retail Class
Sales Charge (Load) Imposed on Purchases	none	none
Deferred Sales Charge (Load)	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or less	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Walthausen Select Value Fund		Institutional Class	Retail Class
Management Fees		1.00%	1.00%
Distribution 12b-1 Fees		none	none
Other Expenses		0.45%	0.45%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.46%	1.46%
Fee Waiver / Expense Reimbursement	[2]	(0.25%)	none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.21%	1.46%
[1]	Total Annual Fund Operating Expenses have been restated for the Retail Class Shares to reflect current fees.
[2]	The Advisor has contractually agreed to waive, for the Institutional Class Shares through May 31, 2015, 0.25% of the 0.45% Services Agreement fees applicable for Fund average daily net assets up to $100 million. The Advisor may not terminate the fee waiver before May 31, 2015.

Expense Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Walthausen Select Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	123	437	774	1,725
Retail Class	149	462	797	1,746

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.67% of the average value of its portfolio.
The Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of small and mid capitalization companies that the Advisor believes have the potential for capital appreciation. Small and mid capitalization companies are defined by the Advisor as those with market capitalizations of $5 billion or less at the time of purchase. The Fund typically invests in 40 to 50 companies. Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. common stocks of small and mid capitalization companies, as defined above. The Fund emphasizes a “value” investment style, investing in companies that appear under-priced according to certain financial measurements of their worth or business prospects. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

The Advisor may sell a company when the company reaches the Advisor's appraised value, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, or when the Advisor determines that management of the company is not enhancing shareholder value.
The Principal Risks of Investing in the Fund

Risks of Small and Mid Capitalization Companies

The Fund invests in the stocks of small and mid capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies and small and mid capitalization companies may experience higher failure rates than do larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor's strategy may fail to produce the intended results.
Performance
The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Institutional Class shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund's Institutional Class shares over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Returns would be lower for the Retail Class shares. Updated performance information is available on the Fund's website at www.walthausenfunds.com or by calling 1-888-925-8428.

The year-to-date return as of March 31, 2014 was 3.75% for the Institutional Class. Best Quarter (December 31, 2011) +16.35% Worst Quarter (September 30, 2011) -20.00%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/13
Average Annual Total Returns Walthausen Select Value Fund	1 Year	Since Inception
Institutional Class	42.57%	18.62%	[1]
Institutional Class Return After Taxes on Distributions	41.32%	18.05%	[1]
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	24.19%	14.62%	[1]
Retail Class Return After Taxes on Distributions and Sale of Fund Shares	42.21%	18.28%	[1]
Retail Class and Institutional Class -Comparison Index- Russell 2500 Value Index (does not reflect deductions for fees, expenses or taxes)	33.32%	15.33%	[1]
[1]	The Walthausen Select Value Fund's Inception Date is December 27, 2010.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns for Retail Class shares will differ from those of Institutional Class shares. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.